Share-Based Payments	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Share-Based Payments
26	Share-Based Payments

(a)	Stock option plans
The Bank grants stock options as part of the employee Stock Option Plan as well as stand-alone stock appreciation rights (SARs). Options to purchase common shares and/or to receive an equivalent cash payment, as applicable, may be granted to select employees at an exercise price of the higher of the closing price of the Bank’s common shares on the TSX on the trading day prior to the grant date or the volume weighted average trading price for the five trading days immediately preceding the grant date.
Stock options granted since December 2014 vest 50% at the end of the third year and 50% at the end of the fourth year. This change is prospective and does not impact prior period grants. Stock options are exercisable no later than 10 years after the grant date. In the event that the expiry date falls within an insider trading blackout period, the expiry date will be extended for 10 business days after the end of the blackout period.
An additional 12 million common shares have been reserved for issuance under the Bank’s employee Stock Option Plan as approved by the shareholders at the Annual General Meeting held in April 2022. There is a total of 141 million common shares which have been reserved for issuance under the Bank’s employee Stock Option Plan of which
 117 million common shares have been issued as a result of the exercise of options and 10 million common shares are committed under outstanding options, leaving 14 million common shares available for issuance as options. Outstanding options expire on dates ranging from December 10, 2022 to December 9, 2031.
The cost of these options is recognized on a graded vesting basis except where the employee is eligible to retire prior to a tranche’s vesting date, in which case the cost is recognized between the grant date and the date the employee is eligible to retire.
The Stock Option Plan includes:

•	Stock options
Employee stock options granted are equity-classified stock options which call for settlement in shares.
The amount recorded in equity – other reserves for vested stock options as at October 31, 2022 was $104 million (2021 – $111 million).
In 2022, an expense of $10 million (2021 – $7 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income. As at October 31, 2022, future unrecognized compensation cost for non-vested
stock options was $7 million (2021 – $6 million) which is to be recognized over a weighted-average period of 2.07 years (2021 – 2.02 years).

•	Stock appreciation rights
Stand-alone SARs are granted instead of stock options to select employees in countries where local laws may restrict the Bank from issuing shares. When a SAR is exercised, the Bank pays the appreciation amount in cash equal to the rise in the market price of the Bank’s common shares since the grant date.
During fiscal 2022, 85,136 SARs were granted (2021 – 90,392) and as at October 31, 2022, 558,053 SARs were outstanding (2021 – 578,643), of which
552,272 SARs were vested (2021 – 571,575).
The share-based payment liability recognized for vested SARs as at October 31, 2022 was $2 million (2021 – $7 million). The corresponding intrinsic value of this liability as at October 31, 2022 was $5 million (2021 – $7 million).
In 2022, a benefit of $3 million (2021 – benefit of $1 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income. This benefit is net of
$0.1 million

losses
arising from derivatives used to manage the volatility of share-based payments (2021 – $12 million gains).
Determination of fair values
The share-based payment liability and corresponding expense for SARs were quantified using the Black-Scholes option pricing model with the following assumptions and resulting fair value per award:

As at October 31	2022	2021
Assumptions
Risk-free interest rate%	3.31% - 5.00%	0.59% - 1.53%
Expected dividend yield	5.98%	4.34%
Expected price volatility	17.64% - 27.09%	15.12% - 23.51%
Expected life of option	0.05 - 6.11 years	0.00 - 6.12 years
Fair value
Weighted-average fair value	$4.79	$14.46
The share-based payment expense for stock options, was quantified using the Black-Scholes option pricing model on the date of grant. The fiscal 2022 and 2021 stock option grants were fair valued using the following weighted-average assumptions and resulting fair value per award:

	2022 Grant	2021 Grant
Assumptions
Risk-free interest rate %	1.42%	0.58%
Expected dividend yield	4.11%	5.10%
Expected price volatility	17.67%	19.41%
Expected life of option	6.7 Years	6.8 Years
Fair value
Weighted-average fair value	$7.54	$4.60
The risk-free rate is based on Canadian treasury bond rates interpolated for the maturity equal to the expected life until exercise of the options. Expected dividend yield is based on historical dividend payout. Expected price volatility is determined based on the historical volatility for comp
e
nsation. For accounting purposes, an average of the market consensus implied volatility for traded options on our common shares and the historical volatility is used.
Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2022		2021
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	10,458	$69.08	11,792	$66.44
Granted	1,716	85.46	1,876	74.34
Exercised as options	(1,951)	62.04	(3,016)	53.50
Exercised as SARs	(133)	67.37	(59)	61.30
Forfeited	(183)	74.30	(127)	70.23
Expired	–	–	(8)	61.55
Outstanding at end of year (2)	9,907	$73.24	10,458	$69.08
Exercisable at end of year (2)	4,304	$70.24	5,252	$65.85
Available for grant	14,546		3,945

	Options Outstanding			Options Exercisable
As at October 31, 2022	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$55.63 to $68.32	2,030	1.76	$63.24	2,030	$63.24
$68.36 to $74.34	5,353	6.57	$71.84	1,437	$73.39
$74.35 to $85.46	2,524	7.62	$84.25	837	$81.81
	9,907	5.85	$73.24	4,304	$70.24

(1)	Excludes SARs.
(2)	Includes 1,287,242 options originally issued under HollisWealth plans (2021 – nil).

(b)	Employee share ownership plans
Eligible employees can contribute up to a specified percentage of salary towards the purchase of common shares of the Bank. In general, the Bank matches
50-60%
of eligible contributions, depending on the region, up to a maximum dollar amount, which is expensed in salaries and employee benefits. During 2022, the Bank’s contributions totalled $80 million (2021 – $74 million). Contributions, which are used to purchase common shares in the open market, do not result in a subsequent expense to the Bank from share price appreciation.
As at October 31, 2022, an aggregate of 19 million common shares were held under the employee share ownership plans (2021 – 18 million). The shares in the employee share ownership plans are considered outstanding for computing the Bank’s basic and diluted earnings per share.

(c)	Other share-based payment plans
Other share-based payment plans use notional units that are valued based on the Bank’s common share price on the TSX. Most grants of units accumulate dividend equivalents in the form of additional units based on the dividends paid on the Bank’s common shares. These plans are settled in cash and, as a result, are liability-classified. Fluctuations in the Bank’s share price change the value of the units, which affects the Bank’s share-based payment expense. As described below, the value of the Performance Share Units also varies based on Bank performance. Upon exercise or redemption, payments are made to the employees with a corresponding reduction in the accrued liability.
In 2022, an aggregate expense of $328 million (2021 – $218 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income for these plans. This expense includes losses
from derivatives used to manage the volatility of share-based payments of $120 million (2021 – $306 million gains).
As at October 31, 2022, the share-based payment liability recognized for vested awards under these plans was $763 million (2021 – $887 million).
Details of these other share-based payment plans are as follows:
Deferred Stock Unit Plan (DSU)
Under the DSU Plan, senior executives may elect to receive all or a portion of their cash bonus under the Annual Incentive Plan (which is expensed for the year awarded in salaries and employee benefits in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. In addition the DSU plan allows for eligible executives of the Bank to participate in grants that are not allocated from the Annual Incentive Plan election. These grants are subject to specific vesting schedules. Units are redeemable in cash only when an executive ceases to be a Bank employee, and must be redeemed by December 31 of the year following that event. As at October 31, 2022, there were 1,890,117 units (2021 – 1,496,911) awarded and outstanding of which 2,760,706 units were vested (2021 – 1,095,062).
Directors’ Deferred Stock Unit Plan (DDSU)
Under the DDSU Plan,
non-officer
directors of the Bank may elect to receive all or a portion of their fee for that fiscal year (which is expensed by the Bank in other expenses in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. Units are redeemable in cash, only following resignation or retirement, and must be redeemed by December 31 of the year following that event. As at October 31, 2022, there were 289,646 units outstanding (2021 – 245,138).
Restricted Share Unit Plan (RSU)
Under the RSU Plan, select employees receive an award of restricted share units which, for the majority of grants, vest at the end of three years. There are certain grants that provide for a graduated vesting schedule. Upon vesting, all RSU units are paid in cash to the employee. The share-based payment expense is recognized evenly over the vesting period except where the employee is eligible to retire prior to the vesting date in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. As at October 31, 2022, there were 5,200,515 units (2021 – 4,342,698) awarded and outstanding of which 3,390,197 were vested (2021 – 2,929,298).
Performance Share Unit Plan (PSU)
Eligible executives receive an award of performance share units which, for the majority of grants, vest at the end of three years. Certain grants provide for a graduated vesting schedule which includes a specific performance factor calculation. PSU awards are subject to performance criteria measured over a three-year period whereby a multiplier factor is applied which impacts the incremental number of units due to employees. The three-year performance measures include return on equity compared to target and total shareholder return relative to a comparator group selected prior to the granting of the award. The Bank uses a probability-weighted-average of potential outcomes to estimate the multiplier impact. The share-based payment expense is recognized over the vesting period except where the employee is eligible to retire prior to the vesting date; in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. This expense varies based on changes in the Bank’s share price and the Bank’s performance compared to the performance measures. Upon vesting, the units are paid in cash to the employee. As at October 31, 2022, there were 7,525,441 units (2021 – 8,693,704) outstanding subject to performance criteria, of which 11,759,971 units were vested (2021 – 6,467,053).